EQUITY	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
EQUITY
24.a. Capital
Pursuant to its Articles of Incorporation, the Company is authorized to increase its share capital up to 1,850,000,000 common shares without requiring it first to adjust its bylaws. The Board of Directors is authorized to deliberate any increase and consequent issue of new shares within this limit.
Brazilian Corporation Law No. 6,404, of December 15, 1976 (“Corporation Law”), Article 166, item IV, establishes that capital may be increased by an Extraordinary Shareholders' Meeting Resolution by modifying the Articles of Incorporation, if the authorized capital increase limit has been reached.
The shareholders will have preemptive rights to subscribe for a capital increase, in proportion to their number of shares. By resolution of the Board of Directors, the preemptive right in the issuance of shares, convertible debentures and subscription bonus, whose placement may be made through sale on the Stock Exchange or public subscription, exchange for shares in a public offer for acquisition may be excluded control, under the terms of articles 257 and 253 of the Corporation Law, as well as enjoy tax incentives, under the terms of special legislation, as provided for in article 172 of the Corporation Law.
Company's Capital Reduction
The Company, in accordance with and for the purposes of the provisions of article 157, paragraph 4, of Corporation Law, as amended, and the provisions of CVM Resolution No. 44, of August 23, 2021, reported on February 15, 2023 that its Board of Directors approved the submission, by the Company, of a request for prior consent to ANATEL to be able to reduce its share capital.
At a meeting of ANATEL's Board of Directors, held on September 15, 2023, the request for prior consent for the Company to make one or more reductions of share capital (R$63,571,416) was unanimously approved, subject to Management's assessment of opportunity and convenience, in a maximum total amount of up to R$5 billion (five billion reais).
Subject to compliance with the conditions imposed by ANATEL, the decision of the Company's Management on opportunity and convenience, as well as obtaining the necessary corporate approvals, the granting of said consent gives the Company flexibility to carry out or not the reductions, which, when carried out, will occur through the return of resources to its shareholders in proportion to their equity interest on the respective base dates.
1st Capital Reduction
On November 8, 2023, the Company, in accordance with and for the purposes of the provisions of article 157, paragraph 4, of Corporation Law, and the provisions of CVM Resolution No. 44/2021, informed its shareholders and the market in general that its Board of Directors approved: (i) a proposal, to be assessed and deliberated by the Company's shareholders at an EGM, of an operation to reduce the company's share capital Company in the amount of R$1.5 billion, without the cancellation of shares issued by the Company and through the refund of resources to shareholders, in national currency, to be paid in a single installment until July 31, 2024, in date to be determined by the Company's Board of Directors, and: (ii) the EGM to deliberate on the aforementioned capital reduction proposal and the consequent amendment to the Company's Bylaws.
On January 24, 2024, the Company's EGM approved the return ("Reduction") of R$1,500,000 of share capital, falling from R$63,571,416 to R$62,071,416, without canceling shares. The number of shares are unaltered and the percentage of shareholder participation in the Company's share capital is unchanged (“Reduction”).
After all applicable legal requirements were met, the Reduction became fully effective and on July 10, 2024, the Company made the payment for the reduction of its share capital (Note 23.a) in the amount of R$1,442,860 (net of IRRF of R$18,419), in Brazilian Reais, equivalent to R$0.90766944153 for each common share issued by the Company, to the shareholders held of record at the close of business on April 10, 2024.
In cases where it was not possible to make payments to shareholders, totaling R$38,721 on July 10, 2024, these amounts will remain available to these shareholders for the prescriptive period, Note 23.
2nd Capital Reduction
In the Material Fact disclosed by the Company on November 5, 2024, the Company's Board of Directors approved (i) a proposal, subject to deliberation at an EGM, for a capital reduction operation of the Company in the amount of R$2.0 billion, without the cancellation of shares issued by the Company and through the return of funds to shareholders, in national currency; and (ii) the convening of an extraordinary general meeting to deliberate on said capital reduction proposal and the consequent amendment to the Company's Bylaws.
On December 18, 2024, the Company's EGM approved the reduction of its capital, under the terms mentioned in the Material Fact of November 5, 2024, and, after all applicable legal requirements have been met, said reduction will become fully effective, and the funds arising therefrom will be paid in a single installment by July 31, 2025, on a date to be determined in due course by the Company's Board of Directors.
This new capital reduction will be implemented by refunding to shareholders, in national currency (R$/Reais), the amount of R$1.22651176012 per common share issued by the Company, considering a total of 1,652,588,360 common shares into which its share capital is divided, excluding 21,947,656 common shares held in treasury on October 31, 2024. The amount per common share was calculated based on the shareholding position on October 31, 2024, and, due to the Company's Share Buyback Program, said amount may change considering the shareholding base to be verified on February 27, 2025. Therefore, the shareholding position to be considered for the receipt of funds arising from this capital reduction will be that recorded in the Company's records on February 27, 2025, and after this date, the shares issued by the Company Company will be considered ex-restitution rights.
The purpose of this capital reduction operation is to improve the Company's capital structure, which allows for more flexible allocation of its capital, generating a balance between its need for resources and the generation of value for its shareholders. Given its approval at the EGM, the implementation of the capital reduction is now subject to the expiration of a period of 60 days from the publication of the respective minutes, as provided for in article 174 of the Brazilian Corporation Law.
The subscribed and paid-in share capital was R$62,071,416 and R$63,571,416 on December 31, 2024 and 2023, respectively, represented by shares, all common, book-entry and with no par value, distributed as follows:

	12.31.2024		12.31.2023
Shareholders	Number	%	Number	%
Controlling Group	1,244,240,476	76.30%	1,244,240,476	75.29%
Telefónica	634,398,912	38.90%	634,398,912	38.38%
Telefónica Latinoamérica Holding, S.L.	608,905,051	37.34%	608,905,051	36.85%
Telefónica Chile	936,513	0.06%	936,513	0.06%
Other shareholders	382,442,128	23.46%	408,343,528	24.71%
Treasury Shares	3,961,092	0.24%	4,356	—%
Total shares	1,630,643,696	100.00%	1,652,588,360	100.00%
Treasury Shares	(3,961,092)		(4,356)
Total shares outstanding	1,626,682,604		1,652,584,004

Book value per outstanding share:
On 12.31.2024				R$	42.87
On 12.31.2023				R$	42.10
24.b. Company's share buyback program
On March 4, 2024, the Company's Board of Directors, in accordance with article no. 15, item XV of the Company's Bylaws and CVM Resolution no. 77/2022, approved a new share buyback program issued by the Company ("Program"), which aims to acquire common shares issued by the Company for maintenance in treasury, subsequent cancellation or sale, without reducing share capital, with the purpose of increasing value for shareholders through the efficient application of available cash resources, optimizing the allocation of the Company's capital.
On August 30, 2024, the Company's Board of Directors approved an amendment to the Program, increasing the maximum amount of funds that may be used to repurchase shares from R$1 billion to R$1.5 billion, maintaining all other terms and conditions of the Program, as announced on March 5, 2024, except for the number of shares (i) in circulation, (ii) held in treasury and (iii) that may be acquired, which were updated due to the time lapse since the approval of the Program. The repurchase of shares will be carried out using funds available in the statutory profit reserve, and the result recorded in the current year may also be used, pursuant to article 8, § 1, items I and II of CVM Resolution No. 77/2022.
Considering the base date of July 31, 2024, the maximum number of common shares that can be acquired, in accordance with the legal limit, is 30,332,692 common shares, already discounted from the 10,499,456 common shares held in treasury, as disclosed in the Material Fact of August 30, 2024.
This program is effective from March 5, 2024 and ends on March 4, 2025.
Below, we present the movements of treasury shares, described in items c) and d) of this Note.

	Number of shares			Values
	Capital reserves	Income reserves	Total	Capital reserves	Income reserves	Total
Equity on December 31, 2022	13,381,540	—	13,381,540	(607,443)	—	(607,443)
Share buybacks	3,648,542	7,324,185	10,972,727	(86,337)	(402,421)	(488,758)
Share cancellations	(17,025,726)	(7,324,185)	(24,349,911)	693,586	402,421	1,096,007
Equity on December 31, 2023	4,356	—	4,356	(194)	—	(194)
Share buybacks	—	25,901,400	25,901,400	—	1,299,583	1,299,583
Share cancellations	—	(21,944,664)	(21,944,664)	—	(1,099,584)	(1,099,584)
Equity on December 31, 2024	4,356	3,956,736	3,961,092	(194)	199,999	199,805
24.c. Capital reserves
The balance on December 31, 2024 was R$63,095 on December 31, 2024 and 2023, comprises:
•Special goodwill reserve: Refers to the tax benefit generated by the merger of Telefônica Data do Brasil Ltda. which will be capitalized in favor of the controlling shareholder (Telefónica and TLH) after the realization of the tax credit. The balance was R$63,074 on December 31, 2024 and 2023.
•Treasury shares: Refers to the repurchase of ordinary shares, using capital reserves.The balance was R$194 on December 31, 2024 and 2023.
•Other capital reserves: Refers to the effects of capital transactions occurring in the acquisition, disposal and merger of companies by the Company and/or its subsidiaries. The balance was R$215 on December 31, 2024 and 2023.
24.d. Income reserves
The balance on December 31, 2024 was R$7,523,216 (R$5,885,575 on December 31, 2023), subdivided into:
•Legal reserve: A statutory reserve, under corporate law, formed by appropriating 5% of the net profit for the year, until it reaches 20% of the paid-in share capital. The legal reserve may only be used to increase share capital and to offset accumulated losses.. The balance of this item on December 31, 2024 was R$4,118,419 (R$3,841,022 December 31, 2023).
•Treasury shares: Refers to the balance of 3,956,736 common shares resulting from the repurchases and cancellation that occurred in 2024, through the use of part of the result of the fiscal year 2024. The balance of this item was R$199,999 on December 31, 2024.
•Tax incentives: The Company has tax benefits related to: (i) ICMS in the States of Minas Gerais and Espírito Santo, referring to credits granted with the competent bodies linked to investments in the installation of SMP support equipment, fully functioning and operational, in accordance with current regulations, which ensure that the locations listed in the notice are included in the SMP coverage area; and (ii) 75% reduction in the IRPJ levied on profit earned in the states in the North and Northeast regions of the country (SUDAM and SUDENE areas). Until the fiscal year ending December 31, 2023, the portion of these tax benefits was excluded from the calculation of dividends, and could only be used in cases of capital increase or loss absorption. With the entry into force of Law No. 14,789/23, as of the fiscal year 2024, the portion of these tax benefits, whose amount was R$16,136, is no longer excluded from the calculation of dividends.
The balances were R$426,933 and R$313,581 on December 31, 2024 and 2023, respectively.
•Reserve for remuneration to shareholders and investments: Statutory reserve created by the Company under the terms of article 194 of the Brazilian Corporation Law, allowing upon Management's proposal for, up to 50% of the net profit for the year to be appropriated, provided that the balance of the reserve does not exceed, in total, the corresponding 20% of the Company's share capital, in order to preserve resources for: (i) repurchase, redemption, reimbursement or amortization of shares issued by the Company itself; (ii) distribution of dividends to shareholders, including interim or interim dividends or in the form of interest on equity; and (iii) investments related to the Company's activities. On April 11, 2024, the Company's EGM approved the creation of this statutory reserve, and, at the Annual General Meeting (“AGM”) immediately following this EGM, the allocation of R$1,730,972 of the net profit for the year ended December 31, 2023 to the aforementioned reserve. Regarding the remaining amount of net profit available for distribution for the fiscal year ended December 31, 2024, in the amount of R$1,446,891,000, it was proposed to allocate it to this reserve, to be deliberated at the Company's EGM to be held on April 25, 2025. The balance of this item was R$3,177,863 and R$1,730,972 on December 31, 2024 and 2023.
24.e. Dividend and interest on equity
24.e.1. Allocation of dividends and interest on equity for the 2024 and 2023
The amounts of IOE are calculated and presented net of Withholding Income Tax (“IRRF”). Exempt shareholders received the full IOE amount, without withholding income tax at source.
In 2024
At meetings of the Company's Board of Directors, interest on equity was declared, in accordance with article 26 of the Company's Bylaws, article 9 of Law No. 9,249/1995 and CVM Resolution No. 143/2022. As provided for in article 26 of the Company's Bylaws, such interest will be attributed to the mandatory dividend for the year ending on December 31, 2024, ad referendum of the Shareholders' AGM to be held in 2025, as follows:

Dates
Deliberation	Credit	Payment date	Gross Amount	Net Value	Amount per Share, Net
03.14.2024	03.28.2024	12.17.2024	300,000	255,000	0.15430380506
04.16.2024	04.29.2024	12.17.2024	380,000	323,000	0.19558005970
06.14.2024	06.26.2024	12.17.2024	175,000	148,750	0.09029252997
07.15.2024	07.26.2024	04.30.2025	650,000	552,500	0.33628052957
08.14.2024	08.26.2024	04.30.2025	400,000	340,000	0.20753991232
12.12.2024	12.26.2024	04.30.2025	1,200,000	1,020,000	0.62704303685
Total			3,105,000	2,639,250
In 2023
At the AGM held on April 11, 2024, the accounts were approved, and the Management Report and Financial Statements were examined, discussed and voted on, as accompanied by the Independent Auditors' Report, the Opinion of the Audit and Control Committee and the Opinion of the Fiscal Council, referring to the year ending on December 31, 2023, as well as the proposal for the allocation of the 2023 results.
During the 2023 financial year, the Company allocated intermediate dividends and interest on equity, which were allocated to the minimum mandatory dividends and proposed additional dividends, as follows:

Dates
Deliberation	Credit	Payment date	Gross Amount	Net Value	Amount per Share, Net
02.15.2023	02.28.2023	10.18.2023	106,000	90,100	0.05420598981
03.15.2023	03.31.2023	10.18.2023	290,000	246,500	0.14834705593
05.15.2023	05.31.2023	04.23.2024	320,000	272,000	0.16386448053
07.17.2023	07.31.2023	04.23.2024	405,000	344,250	0.20761977781
08.15.2023	08.31.2023	04.23.2024	265,000	225,250	0.13597484254
09.11.2023	09.22.2023	04.23.2024	200,000	170,000	0.10262252267
10.10.2023	10.23.2023	04.23.2024	150,000	127,500	0.07698872139
12.14.2023	12.26.2023	04.23.2024	850,000	722,500	0.43719411434
Total			2,586,000	2,198,100
24.e.2. Unclaimed dividends and interest on equity
Pursuant to Article 287, paragraph II, item “a” of Law No. 6404, of December 15, 1976, the dividends and interest on equity unclaimed by shareholders are subject to the statute of limitation three years, as from the initial payment date. The Company reverses the amounts of unclaimed dividends and IOE to equity once the statute of limitation occurred.
For the years ended December 31, 2024 and 2023, the Company reversed unclaimed dividends and interest on equity amounting to R$126,977 and R$139,766, respectively, which were included in calculations for decisions on Company dividends.
24.e.3. Remuneration to shareholders
The dividends are calculated in accordance with the Company Articles of Incorporation and the Corporation Law.
The table below shows the calculation of dividends and interest on equity for 2024 and 2023:

	2024	2023
Net income for the year	5,547,948	5,029,389
(-) Allocation to legal reserve	(277,397)	(251,470)
(-) Tax incentives – not distributable	(113,352)	(99,132)
Adjusted net income	5,157,199	4,678,787

IOE allocated for the year (gross)	(3,105,000)	(2,586,000)

Unallocated net profit balance	2,052,199	2,092,787

(+) Unclaimed dividends and interest on equity	126,977	139,766
(+-) Actuarial gains (losses) recognized and effect of limitation of surplus plan assets, net of taxes and other changes	367,299	(99,160)
(-) Share buyback and cancellation - share buyback programs	(1,099,584)	(402,421)
Income available for allocation	1,446,891	1,730,972

Proposal for allocation:
Reserve for shareholder remuneration and investments	1,446,891	1,730,972
Total	1,446,891	1,730,972

Mandatory minimum dividend – 25% of adjusted net income	1,289,300	1,169,697
The proposal to management of the 2024 financial year that is presented above will be submitted to the annual general meeting to be held in 2025.
24.f. Equity valuation adjustment
Currency translation effects for foreign investments: This refers to currency translation differences arising from the translation of financial statements of Aliança (joint venture).
Financial assets at fair value through other comprehensive income: Refers to changes in the fair value of equity instruments (shares).
Derivative financial instruments: These refer to the effective part of cash flow hedges up to the balance sheet date.
The changes in equity valuation adjustments, net of gains or losses and of taxes, when applicable, were as follows:

	Currency translation effects – foreign investments	Financial assets at fair value through other comprehensive income	Derivative transactions	Total
Balance on December 31, 2022	61,382	(9,214)	15	52,183
Translation losses	(4,806)	—	—	(4,806)
Losses from derivatives	—	—	(608)	(608)
Losses on financial assets at fair value through other comprehensive income	—	(60)	—	(60)
Balance on December 31, 2023	56,576	(9,274)	(593)	46,709
Translation gains	24,566		—	24,566
Gains from derivatives	—	—	593	593
Losses on financial assets at fair value through other comprehensive income	—	(13)	—	(13)
Balance on December 31, 2024	81,142	(9,287)	—	71,855
24.g. Non-controlling shareholders

	IoTCo Brasil	Vivo Ventures	CloudCo Brasil	Total

Equity on December 31, 2022	81,838	20,525	21,575	123,938
Company	40,927	20,115	10,789	71,831
Non-controlling shareholders	40,911	410	10,786	52,107

Company	7,386	22,080	586	30,052
Capital contributions in investees	—	25,066	—	25,066
Movements in equity	(2,737)	—	55	(2,682)
Movements in the statements of income	10,123	(2,986)	531	7,668

Non-controlling shareholders	7,383	450	585	8,418
Capital contributions in investees	—	511	—	511
Movements in equity	(2,736)	—	55	(2,681)
Movements in the statements of income	10,119	(61)	530	10,588

Equity on December 31, 2023	96,607	43,055	22,746	162,408
Company	48,313	42,195	11,375	101,883
Non-controlling shareholders	48,294	860	11,371	60,525

Company	6,316	92,651	1,184	100,151
Capital contributions in investees	—	97,449	—	97,449
Movements in equity	(2,001)	—	15	(1,986)
Movements in result	8,317	(4,798)	1,169	4,688

Non-controlling shareholders	6,313	1,892	1,183	9,388
Capital contributions in investees	—	1,990	—	1,990
Movements in equity	(2,000)	—	14	(1,986)
Movements in result	8,313	(98)	1,169	9,384

Equity on December 31, 2024	109,236	137,598	25,113	271,947
Company	54,629	134,846	12,559	202,034
Non-controlling shareholders	54,607	2,752	12,554	69,913
24.h. Earnings per share
Basic and diluted earnings per share were calculated by dividing profit attributed to the Company's shareholders by the weighted average number of outstanding common and preferred shares.
Below, we present the earnings per share calculations for the years ended December 31, 2024, 2023 and 2022.

	2024	2023	2022
Net profit for the year attributed to shareholders holding shares	5,547,948	5,029,389	4,085,013
Weighted average number of outstanding common shares for the year (thousands)	1,643,132	1,658,604	1,670,851
Basic and diluted results per common share (R$)	3.38	3.03	2.44